Statements of Shareholders' Equity (Deficiency) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2010	$ 69,680	$ 42,576,260	$ (52,194,852)	$ (9,548,912)
Beginning Balance - Shares at Dec. 31, 2010	69,679,854
Stock-based compensation		235,840		235,840
Warrants issued as consideration for deferred financing costs		89,225		89,225
Net loss			(1,956,639)	(1,956,639)
Ending Balance, Amount at Dec. 31, 2011	69,680	42,901,325	(54,151,491)	(11,180,486)
Ending Balance, Shares at Dec. 31, 2011	69,679,854
Stock-based compensation		216,094		216,094
Warrants issued as consideration for deferred financing costs		137,955		137,955
Net loss			(1,659,586)	(1,659,586)
Ending Balance, Amount at Dec. 31, 2012	$ 69,680	$ 43,255,374	$ (55,811,077)	$ (12,486,023)
Ending Balance, Shares at Dec. 31, 2012	69,679,854